Fair Value Measurements And Derivative Instruments (Schedule Of Realized (Gains) Losses On Derivatives Recognized In Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives designated as cash flow hedges: | Commodity Forward Derivatives [Member] | Recorded in Cost of Sales
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	$ (919)	$ 0	$ 0
Derivatives not designated as hedges: | Foreign currency derivatives | Cost Of Good Sold Other Expense Income [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	$ (522)	$ (1,565)	$ 549